Customer Contract Related Balances - Schedule of Trade Receivables, Customer Finance, Contract Assets, Contract Liabilities and Deferred Sales Commissions (Parenthetical) (Detail) - SEK (kr)
kr in Millions
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Receivables Customer Finance Contract Assets And Contract Liabilities [Line Items]
Current deferred sales commissions	kr 506	kr 491
Current trade receivables	40,327	44,151
Associates [member]
Disclosure Of Receivables Customer Finance Contract Assets And Contract Liabilities [Line Items]
Current trade receivables	kr 144	kr 177